SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Total gross accounts receivable		$ 4,615,470
Allowance for doubtful accounts		(13,004)	$ (13,337)
Accounts Receivable, net	$ 8,108,271	4,602,466	$ 6,784,307
Subsequent Collection [Member]
Total gross accounts receivable		$ 3,487,207
Percentage of subsequent collection		75.80%
Accounts Receivable, net		$ 3,487,207
% of account receivable subsequent collection		75.80%
Less than 3 Months [Member]
Total gross accounts receivable		$ 4,603,299
Less than 3 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable		$ 3,487,207
Percentage of subsequent collection		75.80%
From 4 to 6 Months [Member]
Total gross accounts receivable
From 4 to 6 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
From 7 to 9 Months [Member]
Total gross accounts receivable
From 7 to 9 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
From 10 to 12 Months [Member]
Total gross accounts receivable
From 10 to 12 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Over 1 Year [Member]
Total gross accounts receivable		12,171
Over 1 Year [Member] | Subsequent Collection [Member]
Total gross accounts receivable